Income Taxes	8 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes

8. INCOME TAXES

The sources of loss before provision for income taxes are as follows for the period from February 3, 2020 (date of inception) through September 30, 2020:

Period from February 3, 2020 (Date of Inception) through September 30, 2020
Domestic	$445,150
Foreign	—

Total	$445,150

The provision for income taxes was comprised of the following for the period from February 3, 2020 (date of inception) through September 30, 2020:

Period from February 3, 2020 (Date of Inception) through September 30, 2020
Current:
Federal	$8,140
State and local	3,426
Foreign	—

Total Current	11,566

Deferred:
Federal	—
State and local	—
Foreign	—

Total deferred income tax expense	—

Total provision for income taxes	$11,566

Reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

Period from February 3, 2020 (Date of Inception) through September 30, 2020
Statutory income tax benefit	$(93,224)
State income tax benefit, net of federal	(31,002)
Valuation allowance on startup costs	135,792

Provision for income taxes	$11,566

For the period from February 3, 2020 (date of inception) through September 30, 2020, the effective tax rate differs from the U.S. statutory rate primarily due to the valuation allowance on the start-up costs.

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities as of September 30, 2020 were as follows:

September 30, 2020
Deferred Tax Assets:
Start-up costs	$135,792
Valuation allowance	(135,792)

Net deferred tax assets (liabilities)	$—

As of September 30, 2020, the Company has recorded a valuation allowance of $135,792 to offset deferred tax assets related to its start-up costs. As of September 30, 2020, the Company has no unrecognized tax benefits for which a liability should be recorded. The Company records interest and penalties associated with unrecognized tax benefits as a component of tax expense. As of September 30, 2020, the Company has not accrued interest or penalties on unrecognized tax benefits, as there is no position recorded as of 2020. No changes to the uncertain tax position balance are anticipated within the next 12 months and are not expected to materially impact the financial statements.